Marketable Securities - Additional Information (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Marketable securities	$ 304,494	$ 0	$ 68,834